Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, Amortized Cost		$ 132,241	[1]	$ 133,611
Available-for-sale securities, total, fair value	[2]	$ 132,963	[1]	$ 136,840
Available-for-sale securities, total, weighted-average maturity in years		5 years 6 months	[1]	3 years 4 months 24 days
Available-for-sale securities, total, weighted-average yield		1.73%	[1],[3]	1.61%
Held-to-maturity securities, Amortized Cost	[4]	$ 41,858
Held-to-maturity securities, total, fair value	[4]	$ 41,812
Held-to-maturity securities, total, weighted-average maturity in years	[4]	7 years 4 months 24 days
Held-to-maturity securities, total, weighted-average yield	[3],[4]	1.45%
U.S. Treasury and Agencies [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 2,724
Available-for-sale securities, maturing after one year through five years, amortized cost		8,400
Available-for-sale securities, maturing after five years through ten years, amortized cost		22,469
Available-for-sale securities, maturing after ten years, amortized cost		3,055
Available-for-sale securities, Amortized Cost		36,648		$ 21,954
Available-for-sale securities, maturing in one year or less, fair value		2,744
Available-for-sale securities, maturing after one year through five years, fair value		8,483
Available-for-sale securities, maturing after five years through ten years, fair value		22,378
Available-for-sale securities, maturing after ten years, fair value		3,004
Available-for-sale securities, total, fair value		$ 36,609		22,391
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		7 months 6 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		2 years 10 months 24 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		8 years 1 month 6 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		12 years
Available-for-sale securities, total, weighted-average maturity in years		6 years 8 months 12 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3]	1.91%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3]	1.52%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3]	1.44%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3]	1.99%
Available-for-sale securities, total, weighted-average yield	[3]	1.54%
Mortgage-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	[4]	$ 104
Available-for-sale securities, maturing after one year through five years, amortized cost	[4]	42,711
Available-for-sale securities, maturing after five years through ten years, amortized cost	[4]	42,560
Available-for-sale securities, maturing after ten years, amortized cost	[4]	19
Available-for-sale securities, Amortized Cost	[4]	85,394
Available-for-sale securities, maturing in one year or less, fair value	[4]	104
Available-for-sale securities, maturing after one year through five years, fair value	[4]	43,267
Available-for-sale securities, maturing after five years through ten years, fair value	[4]	42,174
Available-for-sale securities, maturing after ten years, fair value	[4]	19
Available-for-sale securities, total, fair value	[4]	$ 85,564
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years	[4]	8 months 12 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[4]	3 years 7 months 6 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[4]	6 years 3 months 18 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[4]	12 years 4 months 24 days
Available-for-sale securities, total, weighted-average maturity in years	[4]	4 years 10 months 24 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3],[4]	2.02%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3],[4]	1.47%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3],[4]	1.70%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3],[4]	1.24%
Available-for-sale securities, total, weighted-average yield	[3],[4]	1.58%
Held-to-maturity securities, maturing after one year through five years, amortized cost	[4]	$ 2
Held-to-maturity securities, maturing after five years through ten years, amortized cost	[4]	41,856
Held-to-maturity securities, Amortized Cost	[4]	41,858
Held-to-maturity securities, maturing after one year through five years, fair value	[4]	2
Held-to-maturity securities, maturing after five years through ten years, fair value	[4]	41,810
Held-to-maturity securities, total, fair value	[4]	$ 41,812
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years	[4]	4 years 9 months 18 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years	[4]	7 years 4 months 24 days
Held-to-maturity securities, total, weighted-average maturity in years	[4]	7 years 4 months 24 days
Held-to-maturity securities, maturing after one year through five years, weighted-average yield	[3],[4]	1.69%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield	[3],[4]	1.45%
Held-to-maturity securities, total, weighted-average yield	[3],[4]	1.45%
Asset-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after one year through five years, amortized cost	[4]	$ 3
Available-for-sale securities, maturing after five years through ten years, amortized cost	[4]	59
Available-for-sale securities, Amortized Cost		62	[4]	200
Available-for-sale securities, maturing after one year through five years, fair value	[4]	4
Available-for-sale securities, maturing after five years through ten years, fair value	[4]	61
Available-for-sale securities, maturing after ten years, fair value	[4]	1
Available-for-sale securities, total, fair value		$ 66	[4]	205
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years	[4]	6 months
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[4]	2 years 7 months 6 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[4]	5 years 3 months 18 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[4]	12 years 10 months 24 days
Available-for-sale securities, total, weighted-average maturity in years	[4]	5 years 2 months 12 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3],[4]	2.69%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3],[4]	1.62%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3],[4]	1.52%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3],[4]	2.41%
Available-for-sale securities, total, weighted-average yield	[3],[4]	1.53%
Obligations of State and Political Subdivisions [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	[5],[6]	$ 393
Available-for-sale securities, maturing after one year through five years, amortized cost	[5],[6]	2,954
Available-for-sale securities, maturing after five years through ten years, amortized cost	[5],[6]	6,217
Available-for-sale securities, maturing after ten years, amortized cost	[5],[6]	566
Available-for-sale securities, Amortized Cost		10,130	[5],[6]	8,166
Available-for-sale securities, maturing in one year or less, fair value	[5],[6]	398
Available-for-sale securities, maturing after one year through five years, fair value	[5],[6]	3,178
Available-for-sale securities, maturing after five years through ten years, fair value	[5],[6]	6,579
Available-for-sale securities, maturing after ten years, fair value	[5],[6]	562
Available-for-sale securities, total, fair value		$ 10,717	[5],[6]	8,861
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years	[5],[6]	6 months
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[5],[6]	4 years 1 month 6 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[5],[6]	7 years 2 months 12 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[5],[6]	17 years 8 months 12 days
Available-for-sale securities, total, weighted-average maturity in years	[5],[6]	6 years 7 months 6 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3],[5],[6]	4.30%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3],[5],[6]	4.25%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3],[5],[6]	3.45%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3],[5],[6]	2.58%
Available-for-sale securities, total, weighted-average yield	[3],[5],[6]	3.67%
Other [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after one year through five years, amortized cost		$ 7
Available-for-sale securities, Amortized Cost		7		9
Available-for-sale securities, maturing after one year through five years, fair value		7
Available-for-sale securities, total, fair value		$ 7		$ 9
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		3 years 4 months 24 days
Available-for-sale securities, total, weighted-average maturity in years		3 years 4 months 24 days
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3]	2.07%
Available-for-sale securities, total, weighted-average yield	[3]	2.07%

[1]	The weighted-average maturity of total available-for-sale investment securities was 3.4 years at December 31, 2020, with a corresponding weighted-average yield of 1.61 percent.
[2]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[3]	Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity.
[4]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[5]	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.
[6]	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.